Streams and other interests (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Streams and other interests - financial assets	$ 59,963	$ 0	$ 0
USA [Member]
Statement [Line Items]
Streams and other interests - financial assets	2,300	0
South Africa
Statement [Line Items]
Streams and other interests - financial assets	7,000	0
Brazil
Statement [Line Items]
Streams and other interests - financial assets	13,100	0
Canada
Statement [Line Items]
Streams and other interests - financial assets	24,263	0
Coted Ivoire
Statement [Line Items]
Streams and other interests - financial assets	$ 13,300	$ 0